RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of transactions with related parties	c.Transactions with the related parties:
	Six months ended June 30,
	2020	2019

Cost of revenues of products	$58	$1,276

Purchase of Inventory	$110	$-

Schedule of balances with related parties	d.Balances with the related parties:
	June 30,
	2020	2019

Other receivables	$-	$17

Trade payables	$257	$-

Accrued expenses	$725	$2,022